PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 116	$ 110
Accumulated depreciation	75	64
Depreciated cost	41	46
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19	18
Accumulated depreciation	6	6
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	59	54
Accumulated depreciation	47	41
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	31	31
Accumulated depreciation	20	15
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	7	7
Accumulated depreciation	$ 2	$ 2